Business combinations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business combinations
5.	Business combinations

5.1.	Acquisition of MNLT Soluções de Pagamentos S.A. (“MNLT”) formerly known as Elavon do Brasil S.A. (“EdB”)

On April 22, 2016, Stone acquired 100% of the shares of MNLT. MNLT is a payment solution company formed in 2011 as a joint venture among Elavon Inc., USB Americas Holding Company and Banco Citibank S.A.

MNLT’s activities are to accredit clients, which includes the provision of capture, routing, processing and settlement services for credit and debit card transactions, as well as related services. The objective of the acquisition was to enable the Group to expand in the Brazilian payments market and increase access to clients and business partners in the industry.

(i)	Fair value measurement

The fair value of identifiable assets and liabilities of MNLT on the acquisition date was as follows:

Fair value recognized on acquisition
Assets
Cash and cash equivalents	7,377
Accounts receivable	1,210,373
Other receivables	21,065
Property and equipment (Note 12)	63,218
Intangible assets—Customer relationship (Note 13)	93,442
Intangible assets—Trademark use right (Note 13)	12,491
Other intangible assets (Note 13)	13,573
Deferred tax asset	160,738

1,582,277
Liabilities
Accounts payable	(1,558,908)
Loans and financing (Note 18)	(56,684)
Onerous contracts	(9,051)
Other liabilities	(33,315)
Deferred tax liability	(38,501)

(1,696,459)

Net identifiable liabilities acquired	(114,182)
Goodwill on acquisition (Note 13)	114,182

Total consideration transferred	—

The fair value and gross contractual amount of trade accounts receivable was the same—R$ 1,210,373.

Goodwill comprises the value of expected synergies arising in the business combination.

Intangible assets acquired

The following intangible assets met the criteria in IAS 38—Intangible Assets for recognition:

Assets	Amount	Method	Expected amortization period
Customer relationship	93,442	Multi-period Excess Earnings Method— MEEM	10 years
Trademark use right	12,491	Relief from royalty	1 year

(ii)	Revenue and profit contribution

From the acquisition date, MNLT contributed total revenue and income of R$ 167,362 and a pretax income of R$ 4,718 to the Group’s consolidated statement of profit and loss for the year ended December 31, 2016.

Had the business combination occurred at the beginning of 2016, MNLT would have contributed total revenue and income of R$ 228,690 and pretax loss of R$ 67,502, therefore, the Group’s consolidated total revenue and income would have been R$ 501,248 and the pretax loss would have totaled R$221,230 for the year ended December 31, 2016.

b.	Purchase consideration—cash outflow

Consideration paid in cash	—
Net cash acquired	7,377

Net cash flow on acquisition (a)	7,377

(a)	Included in the cash flow from investing activities

Acquisition-related costs

Acquisition-related transaction costs totaling R$ 1,727 were recognized in other expenses in the statement of profit or loss.

5.2.	Acquisition of Equals S.A.

On April 25, 2016, the Company’s subsidiary StoneCo Brasil acquired a 30% interest in Equals S.A. (“Equals”) and an option to acquire up to an additional 20% interest for R$ 2,000 adjusted by inflation, exercisable in full or partially at any moment until April 24, 2019.

On September 4, 2018, the Group acquired control of Equals through the exercise of the option and the acquisition of an additional 6% interest of the outstanding equity interest in Equals. In addition, the Group acquired the remaining 44% interest through the issuance of the Company’s shares upon consummation of the Company’s IPO. As a result, the Group obtained the whole ownership of Equals.

Equals’ activities are to provide financial reporting and reconciliation solutions to enable clients to monitor all payment flow data from their providers. The objective of the acquisition was to enable the Group to expand in the Brazilian payments market and to offer additional services and value added to its clients and business partners in the industry.

The consolidated financial statements include the results of Equals for the period from the acquisition date.

i)	Consideration transferred

The fair value of the consideration transferred was as follows:

At September 4, 2018
Cash consideration paid to the selling shareholders (a)	3,000
Shares of the Company issued to selling shareholders (b)	22,000

Total fair value of consideration transferred to selling shareholders	25,000
Capital contribution related to option exercised (c)	2,184
Fair value of previously held interest in Equals	22,816

Total fair value of consideration	50,000

(a)	consideration paid in cash for the acquisition of additional 6% interest, representing 3,600 outstanding shares held by the selling shareholders.
(b)

consideration price for the acquisition of the remaining 44% interest in Equals at fair value of R$ 22,000, through the issuance of 1,856 (after share split 233,856) shares of the Company, transferred to the selling shareholders after completion of the Company’s IPO.

(c)	exercise of the option for, whereby 17,142 new shares of Equals were issued, representing an increase of 20% to the previously held interest.

As a result, the Group recognized a gain of approximately R$ 21,441 for the difference between the previously held 50% interest in Equals, after option exercise, at fair value, in the amount of R$ 25,000, and its carrying amount, in the amount of R$ 3,559, including the capital contribution at option exercise. The gain was included in other operating income in the statement of profit and or loss.

ii)	Fair value measurement

The fair value of identifiable assets acquired and liabilities assumed of Equals on the acquisition date was as follows:

Fair value recognized on acquisition
Assets
Cash and cash equivalents	60
Trade accounts receivable	798
Other current assets	312
Receivables to related parties	1,057
Property and equipment	428
Intangible assets—Software (internally developed)	34,539
Intangible assets—Customer relationship	2,103
Intangible assets—Non-compete agreement	1,659
Deferred tax assets	108

41,064
Liabilities
Trade accounts payable	(419)
Labor and social security liabilities	(1,704)
Taxes payable	(225)
Payables to related parties	(244)
Deferred tax liabilities	(12,960)

(15,552)
Net identifiable assets acquired	25,512
Goodwill on acquisition	24,488

Total consideration transferred	50,000

Goodwill comprises the value of expected synergies and other benefits from combining the assets and activities of Equals with those of the Group and is entirely allocated to the single Cash Generating Unit (“CGU”) of the Group. None of the goodwill recognized is expected to be deductible for income tax purposes.

Intangible assets acquired

The following intangible assets met the criteria in IAS 38—Intangible Assets for preliminary recognition:

Assets	Amount	Method	Expected amortization period
Software (internally developed)	34,355	Multi-period Excess Earnings Method— MEEM	10 years
Customer relationship	2,103	Cost approach	3 years
Non-compete agreement	1,659	With and without method	5 years

iii)	Revenue and profit contribution

From the acquisition date, Equals contributed total revenue and income of R$ 5,389 and pretax income of R$669 to the Group’s consolidated statement of profit and loss for the year ended December 31, 2018.

Had the business combination occurred at the beginning of 2018, Equals would have contributed total revenue and income of R$ 14,370 and pretax loss of R$ 385. Therefore, the Group’s consolidated total revenue and income would have been R$ 1,588,161 and the pretax income would have totaled R$ 441,071 for the year ended December 31, 2018.

iv)	Purchase consideration—cash outflow

Consideration paid in cash	(3,000)
Net cash acquired	60

Net cash flow on acquisition (a)	(2,940)

(a)	Included in the cash flow from investing activities.

v)	Acquisition-related costs

Acquisition-related transaction costs totaling R$ 100 were recognized in other expenses in the statement of profit or loss.